SHARE CAPITAL (Schedule of stock option activity) (Details) - $ / shares	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Equity [Abstract]
Options outstanding and exercisable - Beginning balance	1,100,000	4,810,000	5,615,000
Options granted			600,000
Options expired/forfeited		(3,710,000)	(1,405,000)
Options outstanding and exercisable - Ending balance	1,100,000	1,100,000	4,810,000	5,615,000
Weighted average exercise price, outstanding and exercisable - Beginning balance	$ 0.84	$ 0.75	$ 0.84
Weighted average exercise price, Granted			0.7
Weighted average exercise price, Expired/forfeited		0.73	1.25
Weighted average exercise price, outstanding and exercisable - Ending balance	$ 0.84	$ 0.84	$ 0.75	$ 0.84
Weighted average remaining life, Granted			2 years 10 days
Weighted average remaining life, outstanding and exercisable	8 months 15 days	10 months 17 days	10 months 9 days	1 year 5 months 12 days